Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital [Member]	Contributed surplus [Member]	AOCI [Member]	Deficit [Member]	Total
Beginning balance at Dec. 31, 2018	$ 423,438	$ 49,274	$ 14,064	$ (139,699)	$ 347,077
Statement [Line Items]
Fair value of shares issued for Yellowhead acquisition	12,629				12,629
Share-based compensation		2,800			2,800
Exercise of options	251	(75)			176
Settlement of performance share units		(377)			(377)
Total comprehensive income (loss) for the year			(7,237)	(53,382)	(60,619)
Ending balance at Dec. 31, 2019	436,318	51,622	6,827	(193,081)	301,686
Statement [Line Items]
Common shares issued, net of issue costs	34,299				34,299
Tax effect on share issue costs	802				802
Share-based compensation		2,244			2,244
Exercise of options	1,451	(433)			1,018
Total comprehensive income (loss) for the year			847	(23,524)	(22,677)
Ending balance at Dec. 31, 2020	$ 472,870	$ 53,433	$ 7,674	$ (216,605)	$ 317,372